Staff Expenses - Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) Options yr	Dec. 31, 2016 EUR (€) Options yr	Dec. 31, 2015 EUR (€) Options yr
Stock Options Outstanding and Exercisable [Line Items]
Total options outstanding and exercisable as at 31 December | Options	15,141,980	25,574,912	37,311,131
Range of exercise price 0.00 - 5.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life | yr	1.21	2.21	3.22
Weighted average exercise price	€ 2.88	€ 2.88	€ 2.89
Total options outstanding and exercisable as at 31 December | Options	2,294,423	3,086,449	3,817,765
Range of exercise price 0.00 - 5.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 0
Range of exercise price 0.00 - 5.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 5
Range of exercise price 5.00 - 10.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life | yr	2.21	3.21	4.21
Weighted average exercise price	€ 7.38	€ 7.37	€ 7.37
Total options outstanding and exercisable as at 31 December | Options	3,754,542	5,248,657	6,213,999
Range of exercise price 5.00 - 10.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 5
Range of exercise price 5.00 - 10.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 10
Range of exercise price 10.00 - 15.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life | yr	0.71	1.71	2.72
Weighted average exercise price	€ 14.35	€ 14.35	€ 14.35
Total options outstanding and exercisable as at 31 December | Options	110,086	137,706	139,841
Range of exercise price 10.00 - 15.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 10
Range of exercise price 10.00 - 15.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 15
Range of exercise price 15.00 - 20.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life | yr	0.21	1.21	2.21
Weighted average exercise price	€ 16.84	€ 16.83	€ 16.87
Total options outstanding and exercisable as at 31 December | Options	8,982,929	9,460,529	10,061,265
Range of exercise price 15.00 - 20.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 15
Range of exercise price 15.00 - 20.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	20
Range of exercise price 20.00 - 25.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life | yr		0.23	1.24
Weighted average exercise price		€ 24.62	€ 24.62
Total options outstanding and exercisable as at 31 December | Options		7,295,027	7,608,639
Range of exercise price 20.00 - 25.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	20
Range of exercise price 20.00 - 25.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	25
Range of exercise price 25.00 - 30.00 [member]
Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life | yr		0.38	0.30
Weighted average exercise price		€ 25.42	€ 25.17
Total options outstanding and exercisable as at 31 December | Options		346,544	9,469,622
Range of exercise price 25.00 - 30.00 [member] | Minimum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	25
Range of exercise price 25.00 - 30.00 [member] | Maximum [member]
Stock Options Outstanding and Exercisable [Line Items]
Range of exercise price in euros	€ 30